Summary of Significant Accounting Policies (Details) - Schedule of consolidated balance sheet - FF Intelligent Mobility Global Holdings Ltd [Member] - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Balance Sheet Statements, Captions [Line Items]
Cash			$ 843
Restricted cash			493
Deposits			118
Other current assets			2,001
Property and equipment, net	$ 287,718	$ 293,933	2,713
Other non-current assets			23
Accounts payable			3,996
Accrued expenses and other current liabilities			16,504
Accrued interest			1,554
Related party notes payable			8,601
Notes payable			$ 7,758